Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Net loss	$ 4,168,591	$ 552,381	$ 102,232,090	$ 26,372,734
Other comprehensive loss:
Foreign currency translation loss	2,526,478	1,424,986	6,706,944	669,170
Total comprehensive loss	$ 6,695,069	$ 1,977,367	$ 108,939,034	$ 27,041,904